Note 15 - Financial Instruments - Aging of Accounts Receivable (Details) - Trade receivables [member] - Credit risk [member] - CAD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
Financial assets	$ 261,294	$ 195,405
Current [member]
Statement Line Items [Line Items]
Financial assets	113,786	96,510
No later than one month [member]
Statement Line Items [Line Items]
Financial assets	44,374	30,672
Later than one month and not later than two months [member]
Statement Line Items [Line Items]
Financial assets	21,241	12,806
Later than two months and not later than three months [member]
Statement Line Items [Line Items]
Financial assets	12,686	8,358
Later than three months [member]
Statement Line Items [Line Items]
Financial assets	$ 69,207	$ 47,059